Segment Information (Net Revenues Classified Based on Geographic Location of Customers) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 7,646.5		$ 6,856.6		$ 6,750.2
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	4,425.3		3,866.8		3,893.4
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	123.1		121.5		167.3
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,476.8	[1]	1,429.7	[1]	1,297.6	[1]
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,621.3	[2]	$ 1,438.6	[2]	$ 1,391.9	[2]
Net Revenues | France
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	9.00%	[1]	10.00%	[1]	9.00%	[1]
Net Revenues | INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk, percentage	12.00%	[1]	11.00%	[1]	10.00%	[1]

[1]	(1) Net sales in France consisted of approximately 9%, 10% and 9% of consolidated net sales for the years ended December 31, 2014, 2013 and 2012, respectively.
[2]	(2) Net sales in India consisted of approximately 12%, 11% and 10% of consolidated net sales for the years ended December 31, 2014, 2013 and 2012, respectively.